UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - EUR (€) € in Thousands	Sep. 30, 2025	Dec. 31, 2024
Non-current assets
Goodwill	€ 18,419	€ 18,419
Intangible assets	6,606	6,606
Property, plant and equipment	1,914	2,666
Other financial assets	5,102	5,919
Other receivables and assets	717	948
Total non-current assets	32,757	34,558
Current assets
Other financial assets	9,171	7,554
Other receivables and assets	20,421	18,896
Cash and cash equivalents	589,703	144,221
Total current assets	619,295	170,671
TOTAL ASSETS	652,052	205,228
Shareholders’ equity
Share capital	778	633
Premiums related to share capital	1,179,528	478,905
Translation reserve	743	(75)
Retained earnings	(415,669)	(262,637)
Net loss for the period	(254,142)	(176,242)
Total shareholders’ equity	511,238	40,584
Non-current liabilities
Retirement benefit obligations	844	756
Provisions	16,622	819
Borrowings	12,390	29,056
Convertible loan notes	4,099	23,370
Derivative instruments	0	3,620
Royalty certificates	28,099	13,023
Total non-current liabilities	62,053	70,645
Current liabilities
Borrowings	25,230	22,195
Convertible loan notes	4,170	21,574
Derivative instruments	0	1,166
Provisions	11,412	532
Trade payables and other current liabilities	30,019	43,824
Tax and employee-related payables	7,931	4,709
Total current liabilities	78,761	93,999
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	€ 652,052	€ 205,228